UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited)

(Amount in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.1%
		Australia — 6.2%
29		AGL Energy Ltd.	401
45		Amcor Ltd.	431
107		AMP Ltd.	541
34		APA Group	232
39		Asciano Ltd.	219
7		ASX Ltd.	237
98		Aurizon Holdings Ltd.	454
221		Australia & New Zealand Banking Group Ltd.	6,892
17		Bendigo and Adelaide Bank Ltd.	195
449		BGP Holdings plc (a) (i)	—	(h)
219		BHP Billiton Ltd.	7,780
58		Brambles Ltd.	499
24		Coca-Cola Amatil Ltd.	204
57		Commonwealth Bank of Australia	4,417
18		Computershare Ltd.	215
16		Crown Resorts Ltd.	245
17		CSL Ltd.	1,086
186		Dexus Property Group	204
72		Fortescue Metals Group Ltd.	322
217		Goodman Group	1,062
138		GPT Group (The)	521
156		Incitec Pivot Ltd.	426
76		Insurance Australia Group Ltd.	442
11		Macquarie Group Ltd.	613
142		Mirvac Group	237
73		National Australia Bank Ltd.	2,379
22		Newcrest Mining Ltd. (a)	217
16		Orica Ltd.	317
40		Origin Energy Ltd.	527
43		QBE Insurance Group Ltd.	439
5		Ramsay Health Care Ltd.	230
35		Santos Ltd.	467
99		Scentre Group (a)	313
15		Sonic Healthcare Ltd.	252
119		Stockland	448
48		Suncorp Group Ltd.	625
102		Telstra Corp., Ltd.	519
49		Wesfarmers Ltd.	1,968
80		Westfield Corp.	553
99		Westpac Banking Corp.	3,136
24		Woodside Petroleum Ltd.	958
37		Woolworths Ltd.	1,251

			42,474

		Austria — 1.1%
18		Andritz AG	999
50		Erste Group Bank AG	1,281
193		IMMOFINANZ AG (a)	611
37		OMV AG	1,499
20		Raiffeisen Bank International AG	542
63		Telekom Austria AG	599
15		Verbund AG	287
10		Vienna Insurance Group AG Wiener Versicherung Gruppe	499
28		Voestalpine AG	1,224

			7,541

		Belgium — 0.8%
11		Anheuser-Busch InBev N.V.	1,134
3		Delhaize Group S.A.	198
6		Groupe Bruxelles Lambert S.A.	605
12		KBC Groep N.V. (a)	663
18		Solvay S.A.	2,834

			5,434

		Bermuda — 0.1%
14		Seadrill Ltd.	513

		Denmark — 1.6%
—	(h)	AP Moeller - Maersk A/S, Class A	258
1		AP Moeller - Maersk A/S, Class B	1,555
5		Carlsberg A/S, Class B	470
14		Chr Hansen Holding A/S	599
73		Danske Bank A/S	2,104
8		DSV A/S	238
100		Novo Nordisk A/S, Class B	4,594
11		Novozymes A/S, Class B	567
52		TDC A/S	529

			10,914

		Finland — 1.2%
24		Fortum OYJ	626
16		Kone OYJ, Class B	657
7		Metso OYJ	294
210		Nokia OYJ	1,666
6		Nokian Renkaat OYJ	217
23		Sampo OYJ, Class A	1,137
34		Stora Enso OYJ, Class R	309
98		UPM-Kymmene OYJ	1,597
35		Wartsila OYJ Abp	1,752

			8,255

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	France — 10.0%
7	Accor S.A.	347
49	Air Liquide S.A.	6,227
65	Airbus Group N.V.	3,773
10	Alstom S.A. (a)	377
3	Arkema S.A.	300
134	AXA S.A.	3,072
60	BNP Paribas S.A.	3,964
10	Bouygues S.A.	386
7	Cap Gemini S.A.	538
28	Carrefour S.A.	959
3	Casino Guichard Perrachon S.A.	334
2	Christian Dior S.A.	432
19	Cie de St-Gobain	938
8	Cie Generale des Etablissements Michelin	832
48	Credit Agricole S.A.	655
6	Danone S.A.	402
9	Edenred	282
12	Electricite de France S.A.	384
199	GDF Suez	5,136
21	Groupe Eurotunnel S.A.	272
1	Iliad S.A.	248
3	Kering	694
16	Lafarge S.A.	1,266
5	Lagardere S.C.A	154
11	Legrand S.A.	631
6	L’Oreal S.A.	981
7	LVMH Moet Hennessy Louis Vuitton S.A.	1,242
85	Orange S.A.	1,330
1	Pernod Ricard S.A.	162
14	Peugeot S.A. (a)	209
9	Publicis Groupe S.A.	617
30	Renault S.A.	2,463
11	Safran S.A.	645
61	Sanofi	6,390
61	Schneider Electric SE	5,149
56	SCOR SE	1,810
33	Societe Generale S.A.	1,671
5	Sodexo	480
12	Suez Environnement Co.	216
5	Technip S.A.	453
119	Total S.A.	7,673
5	Unibail-Rodamco SE	1,475
5	Vallourec S.A.	230
22	Vinci S.A.	1,509
10	Vivendi S.A. (a)	252
1	Wendel S.A.	167
7	Zodiac Aerospace	210

		67,937

	Germany — 8.9%
46	Allianz SE	7,695
51	BASF SE	5,282
76	Bayer AG	10,085
26	Bayerische Motoren Werke AG	3,152
2	Beiersdorf AG	216
4	Brenntag AG	564
50	Commerzbank AG (a)	714
24	Continental AG	5,238
66	Deutsche Bank AG	2,254
14	Deutsche Boerse AG	997
18	Deutsche Lufthansa AG	317
25	Deutsche Post AG	809
118	Deutsche Telekom AG	1,922
132	E.ON SE	2,490
6	Fresenius Medical Care AG & Co. KGaA	399
3	Fresenius SE & Co. KGaA	496
12	GEA Group AG	528
9	HeidelbergCement AG	659
8	Henkel AG & Co. KGaA	781
1	Hugo Boss AG	198
72	Infineon Technologies AG	789
12	K+S AG	359
8	Merck KGaA	729
10	Metro AG (a)	347
13	Muenchener Rueckversicherungs AG	2,836
4	RWE AG	169
69	SAP SE	5,448
33	Siemens AG	4,087
26	ThyssenKrupp AG (a)	745
6	United Internet AG	239
2	Volkswagen AG	409

		60,953

	Hong Kong — 2.4%
182	AIA Group Ltd.	974

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
66	BOC Hong Kong Holdings Ltd.	207
130	Cheung Kong Holdings Ltd.	2,514
76	Galaxy Entertainment Group Ltd.	639
166	Hang Seng Bank Ltd.	2,813
2	Henderson Land Development Co., Ltd.	10
24	Hong Kong Exchanges and Clearing Ltd.	545
328	Hutchison Whampoa Ltd.	4,453
44	Link REIT (The)	247
26	Power Assets Holdings Ltd.	232
409	Sands China Ltd.	3,001
281	Sino Land Co., Ltd.	484
60	Wharf Holdings Ltd.	481

		16,600

	Ireland — 1.1%
83	CRH plc	1,933
10	Kerry Group plc, Class A	767
54	Shire plc	4,471

		7,171

	Israel — 0.6%
66	Bank Hapoalim BM	386
63	Bank Leumi Le-Israel BM (a)	249
97	Bezeq The Israeli Telecommunication Corp., Ltd.	180
23	Israel Chemicals Ltd.	183
46	Teva Pharmaceutical Industries Ltd.	2,467
17	Teva Pharmaceutical Industries Ltd., ADR	909

		4,374

	Italy — 3.3%
189	Assicurazioni Generali S.p.A.	3,955
40	Atlantia S.p.A.	1,048
395	Banca Monte dei Paschi di Siena S.p.A. (a)	714
27	Banco Popolare SC (a)	411
280	Enel Green Power S.p.A.	775
374	Enel S.p.A.	2,128
221	Eni S.p.A.	5,613
12	Exor S.p.A.	447
168	Intesa Sanpaolo S.p.A.	448
38	Pirelli & C. S.p.A.	566
34	Snam S.p.A.	200
970	Telecom Italia S.p.A.	907
515	Telecom Italia S.p.A. (a)	594
591	UniCredit S.p.A.	4,611

		22,417

	Japan — 19.9%
9	Aisin Seiki Co., Ltd.	338
30	Ajinomoto Co., Inc.	461
362	Amada Co., Ltd.	3,518
33	Asahi Glass Co., Ltd.	198
18	Asahi Group Holdings Ltd.	529
169	Asahi Kasei Corp.	1,339
143	Astellas Pharma, Inc.	1,945
9	Bandai Namco Holdings, Inc.	223
41	Bank of Yokohama Ltd. (The)	233
34	Bridgestone Corp.	1,212
11	Brother Industries Ltd.	204
57	Canon, Inc.	1,864
12	Casio Computer Co., Ltd.	195
14	Central Japan Railway Co.	1,917
50	Chiba Bank Ltd. (The)	363
29	Chubu Electric Power Co., Inc. (a)	341
13	Chugai Pharmaceutical Co., Ltd.	444
15	Chugoku Electric Power Co., Inc. (The)	194
17	Coca-Cola West Co., Ltd.	290
37	Dai Nippon Printing Co., Ltd.	383
10	Daihatsu Motor Co., Ltd.	178
49	Dai-ichi Life Insurance Co., Ltd. (The)	689
10	Daiichi Sankyo Co., Ltd.	180
14	Daikin Industries Ltd.	940
23	Daiwa House Industry Co., Ltd.	473
92	Daiwa Securities Group, Inc.	776
25	Denso Corp.	1,162
42	Dentsu, Inc.	1,652
49	DMG Mori Seiki Co., Ltd.	622
28	East Japan Railway Co.	2,235
24	Electric Power Development Co., Ltd.	787
7	FANUC Corp.	1,201
3	Fast Retailing Co., Ltd.	999
33	Fuji Heavy Industries Ltd.	947
21	FUJIFILM Holdings Corp.	600
522	Fujitsu Ltd.	4,003
38	Fukuoka Financial Group, Inc.	193
47	Hankyu Hanshin Holdings, Inc.	274
22	Hisamitsu Pharmaceutical Co., Inc.	876

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
320		Hitachi Ltd.	2,480
88		Honda Motor Co., Ltd.	3,067
20		Hoya Corp.	638
85		IHI Corp.	393
71		Inpex Corp.	1,057
21		Isetan Mitsukoshi Holdings Ltd.	254
18		ITOCHU Corp.	229
—	(h)	Japan Retail Fund Investment Corp.	212
76		Japan Tobacco, Inc.	2,659
33		JFE Holdings, Inc.	691
10		JTEKT Corp.	181
117		JX Holdings, Inc.	603
41		Kajima Corp.	190
30		Kansai Electric Power Co., Inc. (The) (a)	271
11		Kansai Paint Co., Ltd.	184
9		Kao Corp.	374
95		Kawasaki Heavy Industries Ltd.	370
27		KDDI Corp.	1,564
23		Keikyu Corp.	204
27		Keio Corp.	215
8		Keyence Corp.	3,529
69		Kintetsu Corp.	250
49		Kirin Holdings Co., Ltd.	683
48		Komatsu Ltd.	1,072
23		Konica Minolta, Inc.	245
7		Kyocera Corp.	316
53		Kyowa Hakko Kirin Co., Ltd.	723
27		Kyushu Electric Power Co., Inc.	304
18		LIXIL Group Corp.	424
7		Makita Corp.	430
97		Marubeni Corp.	681
124		Marui Group Co., Ltd.	1,194
28		Mazda Motor Corp.	673
57		Mitsubishi Chemical Holdings Corp.	249
72		Mitsubishi Corp.	1,514
98		Mitsubishi Electric Corp.	1,289
66		Mitsubishi Estate Co., Ltd.	1,622
159		Mitsubishi Heavy Industries Ltd.	1,039
51		Mitsubishi Materials Corp.	186
860		Mitsubishi UFJ Financial Group, Inc.	5,071
128		Mitsui & Co., Ltd.	2,047
68		Mitsui Fudosan Co., Ltd.	2,236
51		Mitsui OSK Lines Ltd.	189
836		Mizuho Financial Group, Inc.	1,623
29		MS&AD Insurance Group Holdings, Inc.	665
11		Murata Manufacturing Co., Ltd.	1,030
86		NEC Corp.	332
8		NGK Spark Plug Co., Ltd.	253
10		Nidec Corp.	633
11		Nikon Corp.	175
—	(h)	Nippon Building Fund, Inc.	270
39		Nippon Express Co., Ltd.	188
535		Nippon Steel & Sumitomo Metal Corp.	1,616
23		Nippon Telegraph & Telephone Corp.	1,507
108		Nippon Yusen KK	310
126		Nissan Motor Co., Ltd.	1,237
3		Nitori Holdings Co., Ltd.	190
17		NKSJ Holdings, Inc.	437
184		Nomura Holdings, Inc.	1,162
8		NTT Data Corp.	293
77		NTT DOCOMO, Inc.	1,356
32		Obayashi Corp.	237
14		Olympus Corp. (a)	506
15		Omron Corp.	678
56		ORIX Corp.	912
88		Osaka Gas Co., Ltd.	366
2		Otsuka Corp.	109
38		Otsuka Holdings Co., Ltd.	1,207
91		Panasonic Corp.	1,134
97		Resona Holdings, Inc.	539
24		Ricoh Co., Ltd.	276
8		Sanrio Co., Ltd.	225
4		Santen Pharmaceutical Co., Ltd.	218
12		Secom Co., Ltd.	740
40		Sega Sammy Holdings, Inc.	793
58		Seven & I Holdings Co., Ltd.	2,418
6		Shimano, Inc.	665
27		Shimizu Corp.	204
12		Shin-Etsu Chemical Co., Ltd.	787
10		Shionogi & Co., Ltd.	209
23		Shiseido Co., Ltd.	456
3		SMC Corp.	883
48		SoftBank Corp.	3,457
25		Sony Corp.	459

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
7	Stanley Electric Co., Ltd.	176
143	Sumitomo Corp.	1,882
43	Sumitomo Electric Industries Ltd.	624
24	Sumitomo Metal Mining Co., Ltd.	401
97	Sumitomo Mitsui Financial Group, Inc.	3,954
169	Sumitomo Mitsui Trust Holdings, Inc.	735
21	Sumitomo Realty & Development Co., Ltd.	879
16	Suntory Beverage & Food Ltd.	588
25	Suzuken Co., Ltd.	781
29	Suzuki Motor Corp.	954
7	Sysmex Corp.	272
26	T&D Holdings, Inc.	330
54	Taiheiyo Cement Corp.	209
40	Takeda Pharmaceutical Co., Ltd.	1,828
14	Terumo Corp.	325
67	Tobu Railway Co., Ltd.	352
30	Tohoku Electric Power Co., Inc.	323
21	Tokio Marine Holdings, Inc.	648
8	Tokyo Electron Ltd.	505
204	Tokyo Gas Co., Ltd.	1,165
27	Toppan Printing Co., Ltd.	208
211	Toshiba Corp.	937
7	Toyo Suisan Kaisha Ltd.	212
11	Toyota Industries Corp.	516
130	Toyota Motor Corp.	7,694
14	Toyota Tsusho Corp.	400
4	Unicharm Corp.	258
11	USS Co., Ltd.	189
7	West Japan Railway Co.	308
13	Yamaha Motor Co., Ltd.	220
17	Yamato Holdings Co., Ltd.	359

		135,767

	Luxembourg — 0.3%
45	ArcelorMittal	691
77	Tenaris S.A.	1,663

		2,354

	Netherlands — 4.2%
96	Aegon N.V.	779
12	Akzo Nobel N.V.	844
16	ASML Holding N.V.	1,553
7	Delta Lloyd N.V.	172
3	Fugro N.V., CVA	127
3	Heineken N.V.	206
44	Koninklijke Ahold N.V.	767
3	Koninklijke Boskalis Westminster N.V.	169
174	Koninklijke KPN N.V. (a)	558
58	Koninklijke Philips N.V.	1,790
18	QIAGEN N.V. (a)	438
9	Reed Elsevier N.V.	196
201	Royal Dutch Shell plc, Class A	8,246
153	Royal Dutch Shell plc, Class B	6,578
124	Unilever N.V., CVA	5,120
18	Wolters Kluwer N.V.	501
7	Ziggo N.V.	327

		28,371

	New Zealand — 0.5%
195	Auckland International Airport Ltd.	632
100	Contact Energy Ltd.	470
168	Fletcher Building Ltd.	1,291
475	Telecom Corp. of New Zealand Ltd.	1,145

		3,538

	Norway — 1.8%
12	Aker Solutions ASA	173
81	DNB ASA	1,432
18	Gjensidige Forsikring ASA	349
528	Norsk Hydro ASA	3,129
63	Orkla ASA	569
68	Statoil ASA	1,943
174	Telenor ASA	4,001
14	Yara International ASA	658

		12,254

	Portugal — 0.6%
717	EDP - Energias de Portugal S.A.	3,357
50	Jeronimo Martins SGPS S.A.	649

		4,006

	Singapore — 0.6%
122	DBS Group Holdings Ltd.	1,777
34	Keppel Corp., Ltd.	301
76	Oversea-Chinese Banking Corp., Ltd.	609
51	Singapore Press Holdings Ltd.	170
234	Singapore Telecommunications Ltd.	760
40	United Overseas Bank Ltd.	768

		4,385

	Spain — 3.4%
20	Abertis Infraestructuras S.A.	443

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Spain — continued
14		ACS Actividades de Construccion y Servicios S.A.	599
24		Amadeus IT Holding S.A., Class A	961
99		Banco Bilbao Vizcaya Argentaria S.A.	1,219
179		Banco de Sabadell S.A.	582
54		Banco Popular Espanol S.A.	330
317		Banco Santander S.A.	3,181
6		Banco Santander S.A. (a)	59
229		Distribuidora Internacional de Alimentacion S.A.	1,899
8		Enagas S.A.	258
35		Ferrovial S.A.	735
30		Gas Natural SDG S.A.	934
7		Grifols S.A.	332
214		Iberdrola S.A.	1,590
9		Red Electrica Corp. S.A.	797
77		Repsol S.A.	1,919
422		Telefonica S.A. (a)	6,875
12		Zardoya Otis S.A.	178

			22,891

		Sweden — 1.9%
8		Atlas Copco AB, Class B	227
6		Hexagon AB, Class B	177
5		Investment AB Kinnevik, Class B	216
342		Nordea Bank AB	4,582
29		Sandvik AB	367
42		Skandinaviska Enskilda Banken AB, Class A	561
11		SKF AB, Class B	260
16		Svenska Cellulosa AB S.C.A., Class B	395
14		Svenska Handelsbanken AB, Class A	675
371		Telefonaktiebolaget LM Ericsson, Class B	4,626
54		TeliaSonera AB	405
39		Volvo AB, Class B	471

			12,962

		Switzerland — 8.0%
24		ABB Ltd. (a)	544
34		Cie Financiere Richemont S.A.	3,270
93		Credit Suisse Group AG (a)	2,517
148		Glencore plc (a)	892
22		Holcim Ltd. (a)	1,730
116		Logitech International S.A.	1,695
174		Nestle S.A.	12,908
108		Novartis AG	9,402
32		Roche Holding AG	9,342
—	(h)	Swatch Group AG (The)	178
52		Swiss Re AG (a)	4,418
334		UBS AG (a)	5,737
32		Wolseley plc	1,640

			54,273

		United Kingdom — 16.6%
22		Anglo American plc	599
15		ARM Holdings plc	214
67		Associated British Foods plc	3,125
89		AstraZeneca plc	6,527
410		Aviva plc	3,472
1,400		Barclays plc	5,307
323		Barratt Developments plc	1,897
169		BG Group plc	3,339
34		BHP Billiton plc	1,147
765		BP plc	6,231
135		British American Tobacco plc	7,882
574		BT Group plc	3,758
83		Centrica plc	434
521		Debenhams plc	579
125		Diageo plc	3,753
113		Domino’s Pizza Group plc	1,043
171		Friends Life Group Ltd.	953
147		GlaxoSmithKline plc	3,544
3		Hargreaves Lansdown plc	58
989		HSBC Holdings plc	10,598
39		InterContinental Hotels Group plc	1,594
1,160		ITV plc	4,072
33		Kingfisher plc	165
2,686		Lloyds Banking Group plc (a)	3,349
14		Pearson plc	271
86		Prudential plc	1,978
14		Reckitt Benckiser Group plc	1,248
16		Rio Tinto Ltd.	982
55		Rio Tinto plc	3,115
200		Rolls-Royce Holdings plc (a)	3,493
113		SABMiller plc	6,161
189		SIG plc	533
232		Smith & Nephew plc	3,997
105		SSE plc	2,569
76		Standard Chartered plc	1,577

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		United Kingdom — continued
10		Subsea 7 S.A.	167
99		Tate & Lyle plc	1,036
120		Tesco plc	520
13		Tullow Oil plc	155
1,548		Vodafone Group plc	5,154
144		WH Smith plc	2,739
46		Whitbread plc	3,313
144		WM Morrison Supermarkets plc	407
22		WPP plc	436

			113,491

		Total Common Stocks (Cost $468,303)	648,875

Preferred Stocks — 1.3%
		Germany — 1.3%
3		Bayerische Motoren Werke AG	261
45		Henkel AG & Co. KGaA	4,969
10		Porsche Automobil Holding SE	949
12		Volkswagen AG	2,890

			9,069

		Total Preferred Stocks (Cost $5,483)	9,069

NUMBER OF RIGHTS
Rights — 0.0% (g)
		Spain — 0.0% (g)
—	(h)	Banco Santander S.A., expiring 08/14/14 (a)	—	(h)

		Chile — 0.0% (g)
4		Empresas CMPC S.A., expiring 12/31/14 (a)	1

		Total Rights (Cost $–)	1

SHARES
Short-Term Investment — 2.2%
		Investment Company — 2.2%
14,754		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $14,754)	14,754

		Total Investments — 98.6% (Cost $488,540)	672,699
		Other Assets in Excess of Liabilities — 1.4%	9,874

		NET ASSETS — 100.0%	$682,573

Percentages indicated are based on net assets.

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.0%
Pharmaceuticals	9.8
Oil, Gas & Consumable Fuels	7.0
Insurance	5.8
Diversified Telecommunication Services	3.9
Automobiles	3.8
Food Products	3.7
Metals & Mining	3.5
Chemicals	3.1
Machinery	2.3
Beverages	2.1
Electric Utilities	2.1
Capital Markets	1.9
Food & Staples Retailing	1.7
Industrial Conglomerates	1.7
Wireless Telecommunication Services	1.7
Hotels, Restaurants & Leisure	1.6
Tobacco	1.6
Auto Components	1.6
Trading Companies & Distributors	1.4
Electronic Equipment, Instruments & Components	1.4
Real Estate Management & Development	1.4
Electrical Equipment	1.4
Multi-Utilities	1.3
Aerospace & Defense	1.2
Media	1.2
Household Products	1.1
Construction Materials	1.1
Road & Rail	1.0
Others (each less than 1.0%)	13.4
Short-Term Investment	2.2

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JULY 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
37	Topix Index	09/11/14	$4,649	$73
19	SPI 200 Index	09/18/14	2,459	99
130	Dow Jones Euro STOXX 50 Index	09/19/14	5,429	(239)
56	FTSE 100 Index	09/19/14	6,318	(43)

				$(110)

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2014.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $ 656,975,000 and 97.7%, respectively.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,216
Aggregate gross unrealized depreciation	(5,057)

Net unrealized appreciation/depreciation	$184,159

Federal income tax cost of investments	$488,540

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in their portfolios, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$866	$41,608		$—	(a)	$42,474
Austria	1,497	6,044		—		7,541
Belgium	—	5,434		—		5,434
Bermuda	—	513		—		513
Denmark	—	10,914		—		10,914
Finland	920	7,335		—		8,255
France	248	67,689		—		67,937
Germany	—	60,953		—		60,953
Hong Kong	—	16,600		—		16,600
Ireland	767	6,404		—		7,171
Israel	909	3,465		—		4,374
Italy	714	21,703		—		22,417
Japan	—	135,767		—		135,767
Luxembourg	—	2,354		—		2,354
Netherlands	—	28,371		—		28,371
New Zealand	1,145	2,393		—		3,538
Norway	1,007	11,247		—		12,254
Portugal	—	4,006		—		4,006
Singapore	—	4,385		—		4,385
Spain	—	22,891		—		22,891
Sweden	—	12,962		—		12,962
Switzerland	—	54,273		—		54,273
United Kingdom	438	113,053		—		113,491

Total Common Stocks	8,511	640,364		—	(a)	648,875

Preferred Stocks
Germany	—	9,069		—		9,069
Rights
Chile	—	1		—		1
Spain	—	—	(a)	—		—	(a)

Total	—	1		—		1

Short-Term Investment
Investment Company	14,754	—		—		14,754

Total Investments in Securities	$23,265	$649,434		$—	(a)	$672,699

Appreciation in Other Financial Instruments
Futures Contracts	$172	$—		$—		$172
Depreciation in Other Financial Instruments
Futures Contracts	$(282)	$—		$—		$(282)

(a) Amount rounds to less than one thousand dollars.

There were no transfers among any levels during the year ended July 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          September 26, 2014

By:    /s/ Laura M. Del Prato

          Laura M. Del Prato

          Treasurer and Principal Financial Officer

          September 26, 2014